Equity Instruments Issued to Non-Employees for Acquiring Goods or Services	12 Months Ended
Mar. 31, 2012
Equity Instruments Issued to Non-Employees for Acquiring Goods or Services [Abstract]
Equity Instruments Issued to Non-Employees for Acquiring Goods or Services

Note 12. Equity Instruments Issued to Non-Employees for Acquiring Goods or Services

During December 2011, the Company issued a warrant to purchase 155,844 shares of the Company’s common stock at an exercise price of $0.77 per share and a five year life to a consultant for services to be rendered over two years. The Company recognized $16,112 in expense related to this warrant for the year ended March 31, 2012.

During July 2011, the Company issued a warrant to purchase 10,000 shares of the Company’s common stock at an exercise price of $1.20 per share and a five year life to a consultant for services to be rendered within one year. The Company recognized $8,297 in expense related to this warrant for the year ended March 31, 2012.

During April 2011, the Company issued a warrant to purchase 2,500 shares of the Company’s common stock at an exercise price of $1.38 per share and a five year life to a consultant for services to be rendered over three years. The Company recognized $966 in expense related to this warrant for the year ended March 31, 2012.

On March 7, 2011, the Company entered into an Advisory Services Agreement with Marc Grossman M.D. to provide strategic business advice for which he was issued a fully-vested warrant to purchase 200,000 shares of the Company’s common stock at an exercise price of $0.77 per share, in addition to a fee of $125,000. The fair value of this warrant was $302,769 as calculated using Black-Scholes and was recorded as an other current asset. For the years ended March 31, 2012 and 2011, the Company recognized $277,538 and $25,231, respectively, in expense related to this warrant and is included in selling, general and administrative in the accompanying consolidated statements of operations. As of March 31, 2012 and 2011 the remaining amount of $0 and $277,538, respectively, is included in other current assets in the accompanying consolidated balance sheets.

On May 10, 2010, the Company issued warrants to purchase an aggregate of 40,000 shares of the Company’s common stock at an exercise price of $1.89 per share and a five year life to a consultant for services rendered through June 2011. The warrants vested as to 20,000 shares of common stock upon issuance with a fair value of $36,090 and as to 20,000 shares of common stock upon attainment of certain deliverables and were valued accordingly at each interim reporting date until the deliverables were completed on June 8, 2011. Upon completion of the deliverable, the fair value was $12,937 which resulted in the Company reversing $6,666 in expense previously recorded in fiscal 2011. The Company recognized an aggregate of $55,693 in expense related to these warrants for the year ended March 31, 2011 and is included in selling, general and administrative expenses in the accompanying consolidated statement of operations.